OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS
as of November 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Australia: 9.9%
65,493		Amcor Ltd.	$540,253	0.7
13,634		Australia & New Zealand Banking Group Ltd.	346,975	0.4
24,288		BHP Billiton Ltd.	874,669	1.1
73,027		Insurance Australia Group	353,163	0.4
145,624		Metcash Ltd.	521,377	0.7
11,371		Rio Tinto Ltd.	698,218	0.9
30,388		Santos Ltd.	353,766	0.5
3,554	@	Shopping Centres Australasia Property Group	5,378	0.0
40,272		Sonic Healthcare Ltd.	565,086	0.7
315,670	#	Spark Infrastructure Group	538,801	0.7
35,106		Suncorp-Metway Ltd.	355,331	0.5
76,789		Toll Holdings Ltd.	373,366	0.5
49,199		Westfield Group	535,597	0.7
39,664		Westpac Banking Corp.	1,056,443	1.4
17,770		Woolworths Ltd.	543,266	0.7
			7,661,689	9.9
		Belgium: 1.3%
5,087		Bekaert SA	121,516	0.2
13,608		Delhaize Group	504,179	0.6
13,435		Mobistar SA	354,960	0.5
			980,655	1.3
		Brazil: 1.3%
23,432		CPFL Energia SA ADR	511,755	0.7
27,200		Vale SA ADR	474,096	0.6
			985,851	1.3
		Canada: 1.0%
9,300		Canadian Imperial Bank of Commerce	749,766	1.0

		China: 10.7%
112,500		BOC Hong Kong Holdings Ltd.	345,348	0.4
642,000		China Communications Services Corp., Ltd.	361,150	0.5
726,380		China Construction Bank	556,575	0.7
93,500		China Mobile Ltd.	1,067,403	1.4
171,200		China Pacific Insurance Group Co., Ltd.	560,802	0.7
674,000		China Petroleum & Chemical Corp.	713,876	0.9
320,000		China Resources Power Holdings Co.	717,511	0.9
529,000		China Shanshui Cement Group Ltd.	360,955	0.5
356,000		China Shineway Pharmaceutical Group Ltd.	535,340	0.7
183,000		CITIC Securities Co. Ltd.	344,217	0.4
167,000		CNOOC Ltd.	356,659	0.5
188,000		Digital China Holdings Ltd.	314,287	0.4
432,000		Harbin Electric Co. Ltd	356,911	0.5
829,000		Industrial and Commercial Bank of China Ltd.	559,137	0.7
394,000		Jiangsu Expressway Co. Ltd.	352,315	0.5
655,500		Parkson Retail Group Ltd.	473,411	0.6
458,000		Zhejiang Expressway Co., Ltd.	349,006	0.4
			8,324,903	10.7
		Denmark: 1.9%
80		AP Moller - Maersk A/S - Class B	571,127	0.7
6,168		FLSmidth & Co. A/S	353,183	0.5
32,061		H Lundbeck A/S	535,637	0.7
			1,459,947	1.9
		Finland: 0.7%
32,486		Fortum OYJ	584,755	0.7

		France: 6.2%
15,656		Alstom	570,523	0.7
12,124		BNP Paribas	678,468	0.9
31,673		Bouygues S.A.	782,715	1.0
26,904		Carrefour S.A.	664,002	0.9
43,949		Electricite de France SA	806,598	1.0
6,275		Neopost S.A.	328,169	0.4
48,089		Veolia Environnement	521,595	0.7
10,367		Vinci S.A.	458,189	0.6
			4,810,259	6.2
		Germany: 5.0%
10,945		DaimlerChrysler AG	541,323	0.7
12,389		Deutsche Boerse AG	697,506	0.9
48,463		Deutsche Telekom AG	533,805	0.7
35,183		E.ON AG	634,452	0.8
18,141		Metro AG	507,909	0.6
14,663		Rhoen Klinikum AG	300,445	0.4
6,490		Wacker Chemie AG	353,479	0.5
7,524		Wincor Nixdorf AG	317,386	0.4
			3,886,305	5.0
		Greece: 0.3%
31,135		OPAP S.A.	202,546	0.3

		Hong Kong: 2.4%
153,000		Chow Sang Sang Holdings International Ltd.	372,161	0.5
866,500		Comba Telecom Systems Holdings Ltd.	311,857	0.4
3,400,000		Emperor Watch & Jewellery Ltd.	407,675	0.5
36,000		Hang Seng Bank Ltd.	549,643	0.7
46,500		Link Real Estate Investment Trust	252,239	0.3
			1,893,575	2.4
		India: 3.3%
125,866		Bharat Heavy Electricals Ltd.	542,110	0.7
160,476		NTPC Ltd.	479,483	0.6

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS
as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		India (continued)
113,581		Oil & Natural Gas Corp., Ltd.	$553,004	0.7
59,178		Oriental Bank Of Commerce	366,787	0.5
17,155		Punjab National Bank	247,449	0.3
54,663		Sun TV Network Ltd.	410,519	0.5
			2,599,352	3.3
		Indonesia: 1.8%
136,500		Indo Tambangraya Megah PT	558,053	0.7
880,000		Indofood Sukses Makmur Tbk PT	536,571	0.7
708,000		Perusahaan Gas Negara PT	333,799	0.4
			1,428,423	1.8
		Italy: 2.0%
29,705		Assicurazioni Generali S.p.A.	498,998	0.6
156,813		Enel S.p.A.	594,744	0.8
273,772		Intesa Sanpaolo S.p.A.	461,320	0.6
			1,555,062	2.0
		Malaysia: 2.1%
243,700		Berjaya Sports Toto BHD	360,604	0.4
211,800		CIMB Group Holdings Bhd	520,384	0.7
324,800		IOI Corp. Bhd	529,855	0.7
47,400		Public Bank BHD	242,321	0.3
			1,653,164	2.1
		Netherlands: 3.3%
84,230		Aegon NV	484,395	0.6
13,161		Corio NV	590,610	0.8
111,545		Koninklijke KPN NV	631,749	0.8
15,724		Royal Dutch Shell PLC - Class B	542,778	0.7
90,547		Post NL	308,164	0.4
			2,557,696	3.3
		Norway: 0.7%
10,244		Yara International ASA	513,646	0.7

		Portugal: 0.9%
141,639		Energias de Portugal S.A.	358,390	0.5
73,415		Portugal Telecom SGPS S.A.	341,052	0.4
			699,442	0.9
		Singapore: 2.5%
310,000		CapitaMall Trust	526,024	0.7
262,000		Singapore Telecommunications Ltd.	710,489	0.9
46,000		United Overseas Bank Ltd.	705,232	0.9
			1,941,745	2.5
		South Korea: 5.6%
11,540		Hite Jinro Co. Ltd.	321,969	0.4
46,380		Hyundai Securities Co.	349,868	0.5
13,630		Kangwon Land, Inc.	389,121	0.5
16,330		KB Financial Group, Inc.	538,464	0.7
4,536		KT&G Corp.	358,992	0.5
2,295		Posco	685,254	0.9
428		Samsung Electronics Co., Ltd.	556,345	0.7
4,099		SK Telecom Co., Ltd.	567,582	0.7
15,330		Woongjin Coway Co., Ltd.	564,868	0.7
			4,332,463	5.6
		Spain: 2.5%
31,752		Abertis Infraestructuras S.A.	464,840	0.6
67,483		Gestevision Telecinco SA	398,504	0.5
13,695		Indra Sistemas S.A.	160,857	0.2
42,274		Repsol YPF S.A.	897,274	1.2
			1,921,475	2.5

		Sweden: 2.2%
67,734		Telefonaktiebolaget LM Ericsson	634,916	0.8
60,164		SSAB Svenskt Staal AB - Class A	490,493	0.7
83,475		TeliaSonera AB	560,331	0.7
			1,685,740	2.2
		Switzerland: 4.7%
44,880	@	Clariant AG	541,666	0.7
23,519	@	Credit Suisse Group	557,205	0.7
19,604		Novartis AG	1,214,808	1.6
6,663		Roche Holding AG - Genusschein	1,312,579	1.7
			3,626,258	4.7
		Taiwan: 3.6%
153,000		Cheng Uei Precision Industry Co., Ltd.	361,087	0.5
1,265,000		Chinatrust Financial Holding Co., Ltd.	733,746	0.9
15,000		Largan Precision Co. Ltd.	410,236	0.5
255,000		Powertech Technology, Inc.	378,209	0.5
176,000		Synnex Technology International Corp.	335,733	0.4
170,301		Taiwan Semiconductor Manufacturing Co., Ltd.	578,659	0.8
			2,797,670	3.6
		Thailand: 0.6%
48,700		PTT PCL	507,578	0.6

		Turkey: 0.9%
27,278		Tupras Turkiye Petrol Rafine	727,907	0.9

		United Kingdom: 15.3%
22,398		AstraZeneca PLC	1,063,868	1.4
110,000	@	Balfour Beatty PLC	458,331	0.6
189,527		Barclays PLC	751,729	1.0
159,858		BP PLC	1,109,783	1.4
29,026		Capita Group PLC	354,747	0.5
89,033		Centrica PLC	464,957	0.6
30,758	@	CRH PLC	563,432	0.7
17,501		Eurasian Natural Resources Corp.	75,771	0.1
48,315		GlaxoSmithKline PLC	1,034,722	1.3
456,100		Hays PLC	569,109	0.7
75,535		HSBC Holdings PLC	771,376	1.0
97,600	@	HSBC Holdings PLC	996,425	1.3

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS
as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
109,526		ICAP PLC	$511,990	0.7
68,725		Invensys PLC	347,484	0.4
45,435		Land Securities Group PLC	588,582	0.8
41,654		Playtech Ltd.	280,291	0.3
11,081		Rio Tinto PLC	550,245	0.7
252,569		Royal & Sun Alliance Insurance Group	475,761	0.6
103,198		Segro PLC	390,868	0.5
23,769		Standard Chartered PLC	554,414	0.7
			11,913,885	15.3
		United States: 5.9%
6,800		Chevron Corp.	718,692	0.9
12,900		Honeywell International, Inc.	791,157	1.0
10,100		Kimberly-Clark Corp.	865,772	1.1
8,800		Philip Morris International, Inc.	790,944	1.0
21,700		Pitney Bowes, Inc.	242,823	0.3
15,891		Southern Copper Corp.	576,843	0.8
15,687		Teekay LNG Partners L.P.	593,596	0.8
			4,579,827	5.9

		Total Common Stock
		(Cost $79,160,569)	76,581,584	98.6

RIGHTS: 0.0%
		Thailand: 0.0%
7,185	@	PTT Exploration & Production PCL	3,994	0.0

		Total Rights
		(Cost $–)	3,994	0.0

		Total Investments in Securities (Cost $79,160,569)	$76,585,578	98.6
		Assets in Excess of Other Liabilities	1,088,258	1.4
		Net Assets	$77,673,836	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $79,387,438.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$5,035,454
		Gross Unrealized Depreciation	(7,837,314)
		Net Unrealized Depreciation	$(2,801,860)

Sector Diversification	Percentage of Net Assets
Financials	25.5%
Materials	10.3
Industrials	10.1
Energy	9.8
Health Care	8.5
Utilities	8.4
Consumer Staples	7.9
Telecommunication Services	6.6
Information Technology	6.3
Consumer Discretionary	5.2
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS
as of November 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$5,378	$7,656,311	$—	$7,661,689
Belgium	354,960	625,695	—	980,655
Brazil	985,851	—	—	985,851
Canada	749,766	—	—	749,766
China	—	8,324,903	—	8,324,903
Denmark	—	1,459,947	—	1,459,947
Finland	—	584,755	—	584,755
France	—	4,810,259	—	4,810,259
Germany	300,445	3,585,860	—	3,886,305
Greece	—	202,546	—	202,546
Hong Kong	—	1,893,575	—	1,893,575
India	—	2,599,352	—	2,599,352
Indonesia	—	1,428,423	—	1,428,423
Italy	—	1,555,062	—	1,555,062
Malaysia	242,321	1,410,843	—	1,653,164
Netherlands	—	2,557,696	—	2,557,696
Norway	—	513,646	—	513,646
Portugal	341,052	358,390	—	699,442
Singapore	—	1,941,745	—	1,941,745
South Korea	923,860	3,408,603	—	4,332,463
Spain	—	1,921,475	—	1,921,475
Sweden	—	1,685,740	—	1,685,740
Switzerland	—	3,626,258	—	3,626,258
Taiwan	—	2,797,670	—	2,797,670
Thailand	—	507,578	—	507,578
Turkey	—	727,907	—	727,907
United Kingdom	280,291	11,175,263	—	11,913,885
United States	4,579,827	—	—	4,579,827
Total Common Stock	8,763,751	67,359,502	—	76,581,584
Rights	—	3,994	—	3,994
Total Investments, at fair value	$8,763,751	$67,363,496	$—	$76,585,578
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(814,943)	$—	$(814,943)
Total Liabilities	$—	$(814,943)	$—	$(814,943)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended November 30, 2012.

ING International High Dividend Equity Income Fund Written OTC Options on November 30, 2012:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
1,000	Goldman Sachs & Co.	Call on S&P/ASX 200 Index	4,449.236 AUD	12/13/12	$63,345	$(77,824)
1,220	Morgan Stanley	Call on CAC 40 Index	3,413.410 EUR	12/13/12	131,994	(231,489)
170	Goldman Sachs & Co.	Call on DAX Index	7,212.803 EUR	12/13/12	32,449	(46,775)
870	Morgan Stanley	Call on FTSE 100 Index	5,759.500 GBP	12/13/12	136,880	(165,867)
1,000	Morgan Stanley	Call on Hang Seng Index	21,380.777 HKD	12/13/12	53,538	(89,954)
11,000,000	Societe Generale	Call on Korea Stock Exchange KOSPI 200 Index	247.571 KRW	12/13/12	50,076	(78,107)
8,800	Goldman Sachs & Co.	Call on Taiwan Stock Exchange Weighted Index	7,166.678 TWD	12/13/12	33,810	(124,927)
			Total Written OTC Options		$502,092	$(814,943)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2013